Allowance for Losses on Loans - Credit Risk Profile Based on Payment Activity (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 9,823,270	$ 8,882,920
Nonaccrual loans by portfolio segment	67,810	87,431
Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,700,782
Nonaccrual loans by portfolio segment	59,074	74,067
Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	200,508
Nonaccrual loans by portfolio segment	754	1,477
Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	396,309
Nonaccrual loans by portfolio segment	732	0
Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	98,282
Nonaccrual loans by portfolio segment	0	811
Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	106,813
Nonaccrual loans by portfolio segment	1,273	2,637
Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,129,437
Nonaccrual loans by portfolio segment	2,558	1,742
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,186,551
Nonaccrual loans by portfolio segment	2,176	5,106
Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 657,580
Nonaccrual loans by portfolio segment		7
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 149,527
Nonaccrual loans by portfolio segment	563	795
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	197,481
Nonaccrual loans by portfolio segment	680	789
Performing Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 9,426,177	$ 8,321,591
Grade as percentage of total gross assets	99.30%	99.00%
Performing Loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 5,592,771	$ 5,486,136
Grade as percentage of total gross assets	99.00%	98.70%
Performing Loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 199,755	$ 138,583
Grade as percentage of total gross assets	99.60%	98.90%
Performing Loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 395,575	$ 385,824
Grade as percentage of total gross assets	99.80%	100.00%
Performing Loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 94,208	$ 77,021
Grade as percentage of total gross assets	100.00%	99.00%
Performing Loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 102,716	$ 105,986
Grade as percentage of total gross assets	98.80%	97.60%
Performing Loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 1,123,165	$ 915,544
Grade as percentage of total gross assets	99.80%	99.80%
Performing Loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 984,093	$ 586,230
Grade as percentage of total gross assets	99.80%	99.10%
Performing Loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 612,836	$ 379,219
Grade as percentage of total gross assets	100.00%	100.00%
Performing Loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 127,083	$ 115,247
Grade as percentage of total gross assets	99.60%	99.30%
Performing Loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 193,975	$ 131,801
Grade as percentage of total gross assets	99.70%	99.40%
Non-Performing Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 128,577	$ 147,311
Nonaccrual loans by portfolio segment	$ 67,810	$ 87,431
Percentage of total gross loans	0.70%	1.00%
Non-Performing Loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 59,074	$ 74,067
Percentage of total gross loans	1.00%	1.30%
Non-Performing Loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 754	$ 1,477
Percentage of total gross loans	0.40%	1.10%
Non-Performing Loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 732	$ 0
Percentage of total gross loans	0.20%	0.00%
Non-Performing Loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 811
Percentage of total gross loans	0.00%	1.00%
Non-Performing Loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 1,273	$ 2,637
Percentage of total gross loans	1.20%	2.40%
Non-Performing Loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 2,558	$ 1,742
Percentage of total gross loans	0.20%	0.20%
Non-Performing Loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 2,176	$ 5,106
Percentage of total gross loans	0.20%	0.90%
Non-Performing Loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 7
Percentage of total gross loans	0.00%	0.00%
Non-Performing Loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 563	$ 795
Percentage of total gross loans	0.40%	0.70%
Non-Performing Loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 680	$ 789
Percentage of total gross loans	0.30%	0.60%